CASH FLOW ITEMS - Other Financing Activites (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flow Statement [Abstract]
Interest paid	$ (13.8)	$ 0.0
Dividends paid to non-controlling interests	(18.0)	(13.7)
Proceeds from issuance of flow-through common shares	5.9	0.0
Repayment of equipment loans	(5.1)	(9.2)
Payment of lease obligations	(20.6)	(6.0)
Common shares issued for cash on exercise of stock options	6.1	0.4
Other	(13.5)	(18.9)
Other financing activities	$ (59.0)	$ (47.4)